Consolidated Statements of Equity (USD $) In Millions	Total		Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock at Cost	Accumulated Other Comprehensive Income (Loss) Net Unrealized Investment Gains (Losses)	Total MetLife, Inc.'s Stockholders' Equity	Noncontrolling Interests
Beginning Balance at Dec. 31, 2011	$ 57,889		$ 1	$ 11	$ 26,782	$ 24,814	$ (172)	$ 6,083	$ 57,519	$ 370
Common stock issuance	1,000				1,000				1,000
Stock-based compensation	229				229				229
Dividends on preferred stock	(122)					(122)			(122)
Dividends on common stock	(811)					(811)			(811)
Change in equity of noncontrolling interests	(24)								0	(24)
Net income (loss)	1,353	[1]				1,324			1,324	29	[2]
Other comprehensive income (loss), net of income tax	5,323							5,314	5,314	9
Ending Balance at Dec. 31, 2012	64,837		1	11	28,011	25,205	(172)	11,397	64,453	384
Common stock issuance	1,000				1,000				1,000
Stock-based compensation	305				305				305
Dividends on preferred stock	(122)					(122)			(122)
Dividends on common stock	(1,119)					(1,119)			(1,119)
Change in equity of noncontrolling interests	141				(39)				(39)	180
Net income (loss)	3,393	[1]				3,368			3,368	25	[2]
Other comprehensive income (loss), net of income tax	(6,339)							(6,293)	(6,293)	(46)
Ending Balance at Dec. 31, 2013	62,096		1	11	29,277	27,332	(172)	5,104	61,553	543
Treasury stock acquired in connection with share repurchases	(1,000)						(1,000)		(1,000)
Common stock issuance	1,000			1	999				1,000
Stock-based compensation	267				267				267
Dividends on preferred stock	(122)					(122)			(122)
Dividends on common stock	(1,499)					(1,499)			(1,499)
Change in equity of noncontrolling interests	(65)								0	(65)
Net income (loss)	6,336	[1]				6,309			6,309	27	[2]
Other comprehensive income (loss), net of income tax	5,547							5,545	5,545	2
Ending Balance at Dec. 31, 2014	$ 72,560		$ 1	$ 12	$ 30,543	$ 32,020	$ (1,172)	$ 10,649	$ 72,053	$ 507

[1]	Net income (loss) attributable to noncontrolling interests excludes gains of redeemable noncontrolling interests of less than $1 million for each of the years ended December 31, 2014 and 2013, and $9 million for the year ended December 31, 2012.
[2]	Net income (loss) attributable to noncontrolling interests excludes gains of redeemable noncontrolling interests of less than $1 million for each of the years ended December 31, 2014 and 2013, and $9 million for the year ended December 31, 2012.